Contents of Significant Accounts - Inventories, Net - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories recognized in operating costs	$ 133,143,000,000	$ 122,999,000,000	$ 123,795,000,000
Write-down of inventories		820,000,000	1,698,000,000
Reversal of write-down of inventories	272,000,000
Inventories pledged	$ 0	$ 0	$ 0